Pension and Post-Retirement Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Pension and Post-Retirement Benefit Plans
9.	Pension and Post-Retirement Benefit Plans

The Company maintains pension plans covering union and certain non-union employees. For more information on the Company’s retirement plans, see Note 13 — “Pension Plans and Defined Contribution Plan” to the Company’s Consolidated Financial Statements in the 2017 Form 10-K.

In accordance with the adoption of ASU 2017-07 the Company has retrospectively revised the presentation of the non-service components of periodic pension cost to “Interest and other expense, net” in the condensed consolidated statement of operations, while service cost remains in “Warehouse, marketing and administrative expense.” A summary of the effect for periods presented was as follows (in thousands):

	Three months ended March 31, 2017
Condensed consolidated statement of loss	As reported	As revised	Effect of change
Warehousing, marketing and administrative expenses	$173,022	$172,298	$(724)
Operating loss	(186,182)	(185,458)	724
Interest and other expense, net	6,739	7,463	724
Loss before income taxes	(192,921)	(192,921)	—

A summary of net periodic pension cost related to the Company’s pension plans for the three months ended March 31, 2018 and 2017 was as follows (in thousands):

	For the Three Months Ended March 31,
	2018	2017
Service cost — benefit earned during the period	$444	$321

Interest cost on projected benefit obligation	1,769	1,862
Expected return on plan assets	(2,266)	(2,272)
Amortization of prior service cost	101	72
Amortization of actuarial loss	1,304	1,062

Total non-service cost	$908	$724

Net periodic pension cost	$1,352	$1,045

The Company made cash contributions of $10.0 million in January 2018 and April 2017, respectively, to its pension plans. Additional contributions, if any, for the remainder of 2018 have not yet been determined. As of March 31, 2018 and December 31, 2017, respectively, the Company had accrued $33.3 million and $43.3 million of pension liability within “Other long-term liabilities” on the Condensed Consolidated Balance Sheets.

Defined Contribution Plans

The Company has defined contribution plans covering certain salaried associates, non-union hourly paid associates and certain union associates (the “Plans”). The Plans permit associates to defer a portion of their pre-tax and after-tax salary as contributions to the Plans. The Plans also provide for Company-funded discretionary contributions as well as matching associates’ salary deferral contributions, at the discretion of the Board of Directors. The Company recorded expense of $1.9 million, respectively, for the Company match of employee contributions to the Plans for the three months ended March 31, 2018 and 2017.

13.  Pension Plans and Defined Contribution Plan

Pension Plans

As of December 31, 2017, the Company has pension plans covering approximately 2,200 of its active associates. A non-contributory plan covering non-union associates provides pension benefits that are based on years of credited service and a percentage of annual compensation. In 2009, benefits were frozen in the plan covering non-union employees. A non-contributory plan covering union members generally provides benefits of stated amounts based on years of service. The Company funds the plans in accordance with all applicable laws and regulations. The Company uses December 31, as its measurement date to determine its pension obligations.

Change in Projected Benefit Obligation

The following table sets forth the plans’ changes in the Projected Benefit Obligation for the years ended December 31, 2017 and 2016 (in thousands):

	2017	2016
Benefit obligation at beginning of year	$182,253	$211,389
Service cost—benefit earned during the period	1,285	1,269
Interest cost on projected benefit obligation	7,448	8,073
Actuarial (gain) loss	21,150	4,547
Benefits paid	(6,917)	(2,952)
Settlements	—	(40,073)
Plan change	1,838	—

Benefit obligation at end of year	$207,057	$182,253

In 2016, the Company commenced a voluntary lump-sum pension offering to eligible, terminated, vested plan participants that was completed during the second quarter of 2016. As a result of the lump sum offer, a settlement and remeasurement of the Essendant Pension Plan was performed.

Plan Assets and Investment Policies and Strategies

The following table sets forth the change in the plans’ assets for the years ended December 31, 2017 and 2016 (in thousands):

	2017	2016
Fair value of plan assets at beginning of year	$142,088	$162,977
Actual return on plan assets	18,555	12,136
Company contributions	10,000	10,000
Benefits paid	(6,917)	(2,952)
Settlements	—	(40,073)

Fair value of plan assets at end of year	$163,726	$142,088

The Company’s pension plan investment allocations, as a percentage of the fair value of total plan assets, as of December 31, 2017 and 2016, by asset category are as follows:

Asset Category	2017	2016
Cash	0.7%	0.6%
Equity securities	46.3%	50.8%
Fixed income	34.6%	27.4%
Real assets	4.9%	4.8%
Hedge funds	9.9%	11.9%
Master Limited Partnerships	3.6%	4.5%

Total	100.0%	100.0%

The investment policies and strategies for the Company’s pension plan assets are established with the goals of generating above-average investment returns over time, while containing risk within acceptable levels and providing adequate liquidity for the payment of plan obligations as necessary. The Company recognizes that there typically are tradeoffs among these objectives, and strives to minimize risk associated with a given expected return.

The Company’s pension plan assets are measured at fair value on a recurring basis and are invested primarily in a diversified mix of fixed income investments and equity securities. The Company establishes target ranges for investment allocation and sets specific allocations. The target allocations for the non-union plan assets are 45.0% fixed income, 36.0% equity securities, 9.0% real assets, and 10.0% hedge funds. The target allocations for the union plan assets are 17.0% fixed income, 64.0% equity securities, 9.0% real assets and 10.0% hedge funds. Equity securities include investments in large and small market capitalization corporations located in the U.S. and a mix of both international and emerging market corporations. Fixed income securities include investment grade bonds and U.S. treasuries. Other types of investments include commodity futures, real estate investment trusts (REITs) and hedge funds.

Fair values for equity and certain fixed income securities are primarily based on valuations for identical instruments in active markets.

The fair values of the Company’s pension plan assets at December 31, 2017 and 2016 by asset category are as follows:

Fair Value Measurements at

December 31, 2017 (in thousands)

Asset Category			Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at Net Asset Value(a)
Cash			$1,158	$1,158	$—	$—	$—
Equity Securities
U.S. Large Cap	(b	)	28,015	28,015	—	—	—
International	(c	)	22,667	22,667	—	—	—
Emerging Markets	(d	)	14,781	14,781	—	—	—
U.S. Small Cap	(e	)	10,320	10,320	—	—	—
Fixed Income
U.S. Fixed Income	(f	)	54,214	5,976	48,238	—	—
U.S. Inflation Protected Bonds	(g	)	491	491	—	—	—
High Yield Bonds	(h	)	1,029	1,029	—	—	—
International Fixed Income	(i	)	1,013	1,013	—	—	—
Real Assets
Domestic Real Estate	(j	)	5,355	5,355	—	—	—
Commodities	(k	)	2,665	2,665	—	—	—
Hedge Funds
Hedge Funds	(l	)	16,145	—	—	—	16,145
Master Limited Partnerships
Master Limited Partnerships	(m	)	5,873	5,873	—	—	—

Total			$163,726	$99,343	$48,238	$—	$16,145

Fair Value Measurements at

December 31, 2016 (in thousands)

Asset Category			Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at Net Asset Value(a)
Cash			$874	$874	$—	$—	$—
Equity Securities
U.S. Large Cap	(b	)	27,779	27,779	—	—	—
International	(c	)	21,960	21,960	—	—	—
Emerging Markets	(d	)	12,504	12,504	—	—	—
U.S. Small Cap	(e	)	9,974	9,974	—	—	—
Fixed Income
U.S. Fixed Income	(f	)	36,778	4,551	32,227	—	—
U.S. Inflation Protected Bonds	(g	)	403	403	—	—	—
High Yield Bonds	(h	)	912	912	—	—	—
International Fixed Income	(i	)	807	807	—	—	—
Real Assets
Domestic Real Estate	(j	)	4,204	4,204	—	—	—
Commodities	(k	)	2,563	2,563	—	—	—
Hedge Funds
Hedge Funds	(l	)	16,962	—	—	—	16,962
Master Limited Partnerships
Master Limited Partnerships	(m	)	6,368	6,368	—	—	—

Total			$142,088	$92,899	$32,227	$—	$16,962

(a)	In accordance with the relevant accounting standards, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.
(b)	A daily valued mutual fund investment. The fund invests in publicly traded, large market capitalization companies domiciled predominantly in the U.S.
(c)	A daily valued mutual fund investment. This fund invests in common stocks of companies domiciled in developed market countries outside of the U.S.
(d)	A daily valued mutual fund investment. The fund invests in publicly traded companies domiciled in emerging market countries.
(e)	Daily mutual fund investments with different investment styles (one core, one value, one growth) that invest in publicly traded small market capitalization companies. The majority of holdings are domiciled in the U.S. though the funds may hold international stocks.
(f)	Principally consists of a separately managed fixed income portfolio utilized to match the duration of plan liabilities. This liability-driven investment portfolio is comprised of Treasury securities including STRIPS and zero coupon bonds, as well as high quality corporate bonds. Also includes a daily valued mutual fund that invests in publicly traded U.S. government, asset-backed, mortgage-backed and corporate fixed-income securities. 2016 classifications have been conformed to the 2017 presentation.
(g)	A daily valued mutual fund investment. The fund invests in publicly traded bonds backed by the full faith and credit of the federal government and whose principal is adjusted quarterly based on inflation.
(h)	A daily valued mutual fund investment. The fund invests in publicly traded, higher-quality (top-tier BB and B rated) corporate high yield bonds.
(i)	A daily valued mutual fund investment. The fund invests in publicly traded bonds of governments, agencies and companies domiciled in countries outside of the U.S.
(j)	A daily valued mutual fund investment. The fund invests in publicly traded REITs. This is an index mutual fund that tracks the Morgan Stanley REIT Index. The fund normally invests at least 98% of assets that are included in the Morgan Stanley REIT Index.
(k)	A daily valued mutual fund investment. This fund combines a commodities position, typically through swap agreements, with a portfolio of inflation indexed bonds and other fixed income securities. The commodities position is constructed to track the performance of the Bloomberg Commodity Index.
(l)	Separately managed funds of hedge funds. These funds seek attractive risk-adjusted returns through investments in a well-diversified group of managers that employ a variety of unique investment strategies. They target low volatility and low correlation to traditional asset classes. These funds may allocate their assets among a select group of non-traditional portfolio managers that invest or trade in a wide range of securities and other instruments.
(m)	A managed fund of master limited partnerships.

Plan Funded Status

The following table sets forth the plans’ funded status as of December 31, 2017 and 2016 (in thousands):

	2017	2016
Funded status of the plan	$(43,331)	$(40,165)
Unrecognized prior service cost	4,125	2,574
Unrecognized net actuarial loss	66,392	58,957

Net amount recognized	$27,186	$21,366

Amounts Recognized in Consolidated Balance Sheets

The following table sets forth the amounts recognized in the consolidated balance sheets as of December 31, 2017 and 2016 (in thousands):

	2017	2016
Accrued benefit liability	$(43,331)	$(40,165)
Accumulated other comprehensive income	70,517	61,531

Net amount recognized	$27,186	$21,366

Components of Net Periodic Benefit Cost

Net periodic pension cost for the years ended December 31, 2017, 2016 and 2015 for pension and supplemental benefit plans includes the following components (in thousands):

	Pension Benefits
	For the Years Ended December 31,
	2017	2016	2015
Service cost—benefit earned during the period	$1,285	$1,269	$1,495
Interest cost on projected benefit obligation	7,448	8,073	8,997
Expected return on plan assets	(9,090)	(9,730)	(11,217)
Amortization of prior service cost	288	295	296
Amortization of actuarial loss	4,248	5,134	5,862
Settlements	—	12,510	—

Net periodic pension cost	$4,179	$17,551	$5,433

The estimated net actuarial loss and prior service cost that will be amortized from accumulated other comprehensive loss into the net periodic benefit cost during 2018 are approximately $5.2 million and $0.4 million, respectively.

Assumptions Used

The following tables summarize the Company’s actuarial assumptions for discount rates, expected long-term rates of return on plan assets:

	2017	2016	2015
General pension plan assumptions:
Assumed discount rate	N/A	4.18%	4.52%
Equivalent single discount rate for benefit obligations	3.69%	N/A	N/A
Equivalent single discount rate for interest cost	3.55%	N/A	N/A
Expected long-term rate of return on plan assets	5.50%	6.30%	6.50%

Union pension plan assumptions:
Assumed discount rate	N/A	4.22%	4.55%
Equivalent single discount rate for benefit obligations	3.71%	N/A	N/A
Equivalent single discount rate for service cost	3.78%	N/A	N/A
Equivalent single discount rate for interest cost	3.47%	N/A	N/A
Expected long-term rate of return on plan assets	5.30%	6.20%	6.30%

To select the appropriate actuarial assumptions, management relied on current market conditions, historical information and consultation with, and input from, the Company’s external actuarial specialists. The expected long-term rate of return on plan assets assumption is based on historical returns and the future expectation of returns for each asset category, as well as the target asset allocation of the asset portfolio.

At December 31, 2017, the Company refined the method used to determine the service and interest cost components of the Company’s net periodic benefit cost. Previously, the cost was determined using a single weighted-average discount rate derived from the yield curve. Under the refined method, known as the spot rate approach, individual spot rates along the yield curve that correspond with the timing of each benefit payment are used. The Company believes this change provides a more precise measurement of service and interest costs by improving the correlation between projected cash outflows and corresponding spot rates on the yield curve. Compared to the previous method, the spot rate approach will decrease the service and interest components of the Company’s benefit costs by an immaterial amount in 2018. There is no impact on the total benefit obligation. The Company will account for this change prospectively as a change in accounting estimate.

Contributions

In December 2017, the Company’s Board of Directors approved a cash contribution of $10.0 million to the Essendant Pension Plan that was paid in January 2018, but additional fundings, if any, for the remainder of 2018 have not yet been determined.

Estimated Future Benefit Payments

The estimated future benefit payments under the Company’s pension plans, excluding the impact of future lump sum offerings, are as follows (in thousands):

Amounts
2018	$12,739
2019	11,798
2020	11,175
2021	10,145
2022	10,838
2023-2027	55,673

Defined Contribution Plan

The Company has a defined contribution plan. Salaried associates and non-union hourly paid associates are eligible to participate after completing six consecutive months of employment. The plan permits associates to have contributions made as 401(k) salary deferrals on their behalf, or as voluntary after-tax contributions, and provides for Company contributions, or contributions matching associates’ salary deferral contributions, at the discretion of the Board of Directors. Expense associated with the Company contributions to match associates’ contributions were approximately $7.4 million, $7.1 million and $5.9 million in 2017, 2016 and 2015, respectively.